Schedule II Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 12,494	¥ 11,645	¥ 10,359
Addition- charged to income	817	1,857	3,419
Deduction bad debts written off	(1,167)	(1,540)	(1,983)
Translation adjustments and other	1,161	532	(150)
Balance at end of period	13,305	12,494	11,645
Lease Receivables
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	3,791	3,068	2,627
Addition- charged to income	3,769	2,331	2,351
Deduction bad debts written off	(3,605)	(2,157)	(2,199)
Translation adjustments and other	1,641	549	289
Balance at end of period	¥ 5,596	¥ 3,791	¥ 3,068